Additional information - Financial Statement Schedule I - Schedule of IFRS Loss Reconciliation for Parent Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	€ 20,926	€ (23,499)	€ (96,635)
Additional gain / (loss) if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	23,242	(24,460)	(107,138)
Owners of the parent	13,975	(25,621)	(97,177)
IFRS equity reconciliation:
Parent only – IFRS equity	70,324	6,343	(185,793)	€ (100,590)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,649,139)	(1,660,000)	(1,643,600)
Consolidated – IFRS equity	61,917	373	(191,525)
Parent Company
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	(9,267)	(1,161)	9,961
IFRS equity reconciliation:
Parent only – IFRS equity	€ 1,711,056	€ 1,660,373	€ 1,452,075